Note 17 - Discontinued Operations Sold - Poland, Netherlands, Solis and Subsidiaries in Romania - Summary of Disposal Groups (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ROMANIA
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income, Extensible List, Not Disclosed [Flag]	true	true